Note 7- Long-term Borrowings	6 Months Ended
Jun. 30, 2011
Long-term Debt [Text Block]

Note 7- Long-term Borrowings

Long-term borrowings were as follows.

	Six months ended June 30, 2011	Year ended December 31, 2010
($ in Thousands)
Federal Home Loan Bank advances	$ 30,061	$ 32,561
Other borrowed funds	10,000	10,000
Total long-term borrowings	$ 40,061	$ 42,561

Federal Home Loan Bank Advances – Long-term advances from the Federal Home Loan Bank (“FHLB”) have maturities through 2015 and had a weighted-average interest rate of 4.24% at both June 30, 2011 and December 31, 2010.  FHLB advances decreased $2,500 from year-end 2010 due to the maturity of an advance that was not renewed due to the liquidity position of the Company.

In April 2010, FHLB advances of $22,061 were restructured.  The present value of the cash flows before and after the restructuring were reviewed and it was determined the restructuring was closely related to the original contract within accounting guidance that allows the prepayment penalty to be incorporated into the new borrowing agreements.

Structured repurchase agreements – Fixed rate structured repurchase agreements, which mature in 2014 and 2015, callable in 2013, and had weighted-average interest rates of 4.24% at June 30, 2011 and December 31, 2010.